Stockholders' Equity - Preferred Stock (Details) - Seaport Global Acquisition Corp - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0